Investments In Equity Accounted Associates - MX Capital Ltd (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 27, 2022	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of associates [line items]
Derivative financial liabilities		$ 15,152		$ 15,364
MX Capital Limited. [member]
Disclosure of associates [line items]
Profit (loss) from continuing operations			$ 301
MX Capital Ltd
Disclosure of associates [line items]
Proportion of ownership interest in associate	48.80%
Consideration	$ 15,000
Profit (loss) from continuing operations		2,202
Share of losses reflected in condensed consolidated statement of profit or loss		1,075	$ 147
MX Capital Ltd | Symmetric option
Disclosure of associates [line items]
Put And Call Option To Obtain Full Control	100.00%
MX Capital Ltd | Minimum | Sellers earn-out payment
Disclosure of associates [line items]
Contingent consideration	$ 15,000
MX Capital Ltd | At fair value | Symmetric option
Disclosure of associates [line items]
Derivative financial assets				$ 0
Derivative financial liabilities		$ 15,002